FAIR VALUE ACCOUNTING	12 Months Ended
Dec. 31, 2017
FAIR VALUE ACCOUNTING
FAIR VALUE ACCOUNTING

NOTE 17    FAIR VALUE ACCOUNTING

Fair value accounting establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are described below:

Level 1       Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2       Quoted prices in markets that are not active, quoted prices for similar assets or liabilities in active markets, quoted prices or inputs that are observable, either directly or indirectly, for substantially the full term of the asset or liability; and

Level 3       Prices or valuation techniques that require inputs that are both significant to the fair value measurement and unobservable (supported by little or no market activity).

The following tables set forth the Company’s assets and liabilities measured at fair value on a recurring basis (at least annually) by level within the fair value hierarchy. As required by accounting guidance, assets and liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurement.

	Fair Value at December 31, 2017
	Total	Level 1	Level 2	Level 3
Assets:
Cash and cash equivalents	$3,259	$3,259	$—	$—
Restricted cash	39	39	—	—
Trade receivable from provisional copper and gold concentrate sales, net	111	—	111	—
Derivative instruments, net:
Diesel forward contracts	6	—	6	—
Marketable equity securities	165	165	—	—
Restricted marketable debt securities	55	17	38	—
Restricted other assets	9	9	—	—
Batu Hijau contingent consideration	23	—	—	23
	$3,667	$3,489	$155	$23
Liabilities:
Debt (1)	$4,671	$—	$4,671	$—
Derivative instruments, net:
Foreign exchange forward contracts	1	—	1	—
Holt royalty obligation	243	—	—	243
	$4,915	$—	$4,672	$243

	Fair Value at December 31, 2016
	Total	Level 1	Level 2	Level 3
Assets:
Cash and cash equivalents	$2,756	$2,756	$—	$—
Restricted cash	26	26	—	—
Trade receivable from provisional copper and gold concentrate sales, net	113	—	113	—
Marketable equity securities	56	56	—	—
Marketable debt securities
Asset backed commercial paper	18	—	—	18
Restricted marketable debt securities	49	16	33	—
Restricted other assets	13	13	—	—
Batu Hijau contingent consideration	13	—	—	13
	$3,044	$2,867	$146	$31
Liabilities:
Debt (1)	$4,882	$—	$4,882	$—
Derivative instruments, net:
Foreign exchange forward contracts	24	—	24	—
Holt royalty obligation	187	—	—	187
	$5,093	$—	$4,906	$187

(1)

Debt, exclusive of capital leases, is carried at amortized cost. The outstanding carrying value was $4,040 and $4,599 at December 31, 2017 and 2016, respectively. The fair value measurement of debt was based on an independent third party pricing source.

The fair values of the derivative instruments in the table above are presented on a net basis. The gross amounts related to the fair value of the derivatives instruments above are included in Note 18. All other fair value disclosures in the above table are presented on a gross basis.

The Company’s cash and cash equivalent and restricted cash (which includes restricted cash and cash equivalent) instruments are classified within Level 1 of the fair value hierarchy because they are valued using quoted market prices. The cash and cash equivalent instruments and restricted cash are valued based on quoted market prices in active markets and are primarily money market securities and U.S. Treasury securities.

The Company’s net trade receivables from provisional copper and gold concentrate sales, which contain an embedded derivative and are subject to final pricing, are valued using quoted market prices based on forward curves for the particular metal. As the contracts themselves are not traded on an exchange, these receivables are classified within Level 2 of the fair value hierarchy.

The Company’s derivative instruments are valued using pricing models, and the Company generally uses similar models to value similar instruments. Valuation models require a variety of inputs, including contractual terms, market prices, forward curves, measures of volatility, and correlations of such inputs. The Company’s derivatives trade in liquid markets, and as such, model inputs can generally be verified and do not involve significant management judgment. Such instruments are classified within Level 2 of the fair value hierarchy.

The Company’s marketable equity securities are valued using quoted market prices in active markets and as such are classified within Level 1 of the fair value hierarchy. The fair value of the marketable equity securities are calculated as the quoted market price of the marketable equity security multiplied by the quantity of shares held by the Company.

The Company’s restricted marketable debt securities are primarily U.S. government issued bonds and international bonds. The Company’s South American debt securities are classified within Level 1 of the fair value hierarchy, and they are valued using published market prices of actively traded securities. The Company’s North American debt securities are classified within Level 2 of the fair value hierarchy as they are valued using pricing models which are based on prices of similar, actively traded securities.

The Company’s restricted other assets primarily consist of bank issued certificate of deposits that have maturities over 90 days and marketable equity securities. Both are classified within Level 1 of the fair value hierarchy as their fair values are based on quoted prices available in active markets.

The estimated value of the Batu Hijau contingent consideration was determined using (i) a discounted cash flow model, (ii) a Monte Carlo valuation model to simulate future copper prices using the Company’s long-term copper price, and (iii) estimated production and/or development dates for Batu Hijau Phase 7 and the Elang projects in Indonesia. The contingent consideration is classified within Level 3 of the fair value hierarchy.

The estimated fair value of the Holt royalty obligation was determined using (i) a discounted cash flow model, (ii) a Monte Carlo valuation model to simulate future gold prices using the Company’s long-term gold price, (iii) various gold production scenarios from reserve and resource information and (iv) a weighted average discount rate. The royalty obligation is classified within Level 3 of the fair value hierarchy.

The Company’s marketable debt securities consisted of investments in asset backed commercial paper. The Company reviewed the fair value of the asset backed commercial paper on a quarterly basis prior to the investments being redeemed in November 2016 and January 2017, respectively. The marketable debt securities were traded in markets that were not active, traded infrequently and had little price transparency. Therefore, the investments were classified as Level 3 of the fair value hierarchy.

The following tables set forth a summary of the quantitative and qualitative information related to the unobservable inputs used in the calculation of the Company’s Level 3 financial assets and liabilities at December 31, 2017 and 2016:

	At December 31,			Range/Weighted
Description	2017	Valuation technique	Unobservable input	average
Batu Hijau contingent consideration	$23	Monte Carlo	Discount rate	17.50%
			Short-term copper price	$3.09
			Long-term copper price	$3.00
Holt royalty obligation	$243	Monte Carlo	Discount rate	3.32%
			Short-term gold price	$1,275
			Long-term gold price	$1,300
			Gold production scenarios (in 000's of ounces)	402 -1,779

	At December 31,			Range/Weighted
Description	2016	Valuation technique	Unobservable input	average
Asset backed commercial paper	$18	Risk-adjusted indicative price	Recoverability rate	97%
Batu Hijau contingent consideration	$13	Monte Carlo	Discount rate	17.10%
			Short-term copper price	$2.39
			Long-term copper price	$3.00
Holt royalty obligation	$187	Monte Carlo	Discount rate	3.36%
			Short-term gold price	$1,221
			Long-term gold price	$1,300
			Gold production scenarios (in 000's of ounces)	332 - 1,570

The following tables set forth a summary of changes in the fair value of the Company’s Level 3 financial assets and liabilities:

		Asset
	Auction	Backed	Batu Hijau		Holt
	Rate	Commercial	Contingent	Total	Royalty	Total
	Securities (1)	Paper (1)	Consideration (2)	Assets	Obligation (2)	Liabilities
Fair value at December 31, 2015	$7	$18	$—	$25	$129	$129
Settlements	(8)	(3)	—	(11)	(11)	(11)
Revaluation	1	3	—	4	69	69
Valuation	—	—	13	13	—	—
Fair value at December 31, 2016	$—	$18	$13	$31	$187	$187
Settlements	—	(18)	—	(18)	(12)	(12)
Revaluation	—	—	10	10	68	68
Fair value at December 31, 2017	$—	$—	$23	$23	$243	$243

(1)	The gain (loss) recognized is included in Other income, net.
(2)	The gain (loss) recognized is included in Net income (loss) from discontinued operations.

During the year ended December 31, 2016, the Company performed a non-recurring fair value measurement (i.e. Level 3 of the fair value hierarchy) in connection with recoverability and impairment tests performed as a result of the updated Yanacocha long-term mining and closure plans and related increases in estimated future closure costs. The estimated fair value of Yanacocha’s existing operations was determined using (i) a country specific discount rate of 7.1%, (ii) a short-term gold price of $1,221 based on the fourth quarter average of the London PM fix, (iii) a long-term gold price of $1,300, and (iv) updated cash flow information from the Company’s business plan. The Company utilized an income and market approach for exploration potential. For further information regarding management’s assessment of the Yanacocha long-term mining and closure plans and the associated impairment charge, see Note 7 and Note 8, respectively.

.